TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade Receivables Abstract
TRADE RECEIVABLES
NOTE 7:-	TRADE RECEIVABLES

	December 31,
	2024	2023

Accounts receivable (1)	7,169	8,419
Other	140	138
Allowance for doubtful accounts	-	-

	7,309	8,557

(1)	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2024 and 2023, there were no material billed receivables that were past due.